Short-Term Debt and Related Parties Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Short-Term Debt and Related Parties Debt

NOTE 2 – SHORT-TERM DEBT AND RELATED PARTIES DEBT

Convertible Promissory Note

In February 2019, convertible promissory notes issued in 2015 for $181,500 were amended to have a conversion price of $0.50 per share, and the principal and accrued interest totaling $211,983, were then converted into 423,966 common shares.

As of September 30, 2019 and December 31, 2018, short-term convertible notes payable has a balance of $0 and $181,500, respectively, net of $0 unamortized debt discount.

Related Party Convertible Promissory Note

As of September 30, 2019, the $40,000 in convertible promissory notes due to Mr. Shilpa Patel, a relative of Mr. Prashant Patel, the Company’s President and director, was paid in full.

As of September 30, 2019, a $100,000 convertible promissory note was due to Mr. Nitil Patel, the brother of Mr. Prashant Patel, the Company’s President and director. Simple interest of 10% is payable at the maturity date of the note. In July 2019, the note was extended to October 15, 2019, and the modification was not considered substantial. The note was converted in October 2019 into 200,000 shares of common stock. See NOTE 11 – SUBSEQUENT EVENTS.

As of September 30, 2019, $122,552 and $100,000 in promissory notes were due to Mr. Prashant Patel and Mr. Suren Ajjarapu, the President and director, and Chief Executive Officer and Chairman, respectively. The notes are due on July 1, 2020 and each bear interest at the rate of 6% per annum. The notes were paid in full on October 8, 2019. See NOTE 11 – SUBSEQUENT EVENTS.

NOTE 3 – SHORT-TERM DEBT AND RELATED PARTIES DEBT

Convertible Promissory Note

Convertible promissory notes were issued in the aggregate amount of $200,000 in April and May 2015. The term of the notes was one year. Simple interest of 10% was payable at the maturity date of the note. Prior to maturity the notes may be converted for Common Stock at a conversion price of $1.50. The holders of the notes were granted warrants at one share of Common Stock for every $4.00 of the note principal amount, which totaled a warrant to purchase 50,000 shares of Common Stock. These warrants were issued at a strike price of $1.50 and an expiration date of five years from date of issuance. The Company used the Black-Scholes pricing model to estimate the fair value of the warrants issued along with convertible notes on the date of grant. The Company accounted for the relative fair value of the warrants issued and a total debt discount $53,546 was recorded.

In April and May 2016, $50,000 of the $200,000 in convertible promissory notes (plus $5,000 in interest) was repaid. A one-year extension was executed on the remaining notes and the interest owed, totaling $15,000 became part of the adjusted principal of notes and the balance of $165,000 is due May 2017. In connection with the one-year extension of the maturity date of the outstanding notes, the holders of the notes were granted warrants at one Common Stock for $4.00 of the note amount and warrants to purchase 41,250 shares of Common Stock were issued at a strike price of $1.50 and an expiration date of five years from date of issuance. The amendment of the note was considered a debt extinguishment and a loss on extinguishment of debt was booked in the amount of $37,579.

In April 2017, $165,000 in convertible promissory notes (plus $5,500 in interest) was amended. A two-year extension was executed on the remaining notes and the interest owed, totaling $16,500 became part of the adjusted principal of the notes and the balance of $181,500 is due May 2019. The conversion price was adjusted to $0.85 per share. In connection with the two-year extension of the maturity date of the outstanding notes, the holders of the notes were granted warrants to purchase 18,150 shares of Common Stock that was issued at a strike price of $0.65 and an expiration date of five years from date of issuance. The amendment of the note was considered a debt extinguishment and a loss on extinguishment of debt was booked in the amount of $11,512.

The Company evaluated the embedded conversion feature within the above convertible notes under ASC 815-15 and ASC 815-40 and determined that the embedded conversion feature does not meet the definition of a derivative liability. Then the Company evaluated the conversion feature for a beneficial conversion feature at inception. The Company accounted for the intrinsic value of a Beneficial Conversion Feature inherent to the convertible note payable and the conversion was not beneficial and a total debt discount from the issued warrants of $53,546 was recorded in 2015 and $0 as of the date of the debt modification.

During 2017, debt discount of $0 was amortized. As of December 31, 2018 and 2017, short-tern convertible note has a balance of $181,500 and $0 respectively, net of $0 unamortized debt discount.

Promissory Note

In May 2016, a promissory note that was issued in May 2015 was renewed in the face amount of $250,000 and the term was extended an additional year. The note has an original issuance discount of $45,000 and this amount was paid in cash at the renewal. During 2016, a debt discount of $45,000 was amortized. As of December 31, 2016, the promissory note has a balance of $250,000 with an unamortized debt discount of $15,000.

During 2017 the debt discount of $15,000 was fully amortized and the balance of $250,000 was paid.

In October 2016, a promissory note was issued in the face amount of $47,000. The term of the note was one year. Payments are made daily and $3,917 of principal was paid in 2016. At December 31, 2016 the balance was $43,083.

In 2017 $43,083 of principal was paid and at December 31, 2017 the balance was $0.

In September 2016, a promissory note was issued for $189,000. The term of the note is 494 days. The debt discount was $39,000 thus the initial net proceeds were $150,000. At December 31, 2016, $139,602 was classified as short term with a discount of $25,306 and $10,739 was classified as long term with a discount of $152. Payments are made each weekday in the amount of $537. In 2017, $139,602 was paid off by cash and debt discount of $25,306 was amortized.

As of December 31, 2017, short term promissory notes have a balance of $10,739, net of $152 unamortized debt discount.

In 2018, $10,739 was paid off by cash and the debt discount of $152 was amortized.

As of December 31, 2018, short term promissory notes have a balance of $0, net of $0 unamortized debt discount.

Related Party Convertible Promissory Notes

In August 2016, $40,000 in promissory notes were issued to Mr. Shilpa Patel, a relative of Mr. Prashant Patel. The term of the note was one year. Simple interest of 10% is payable at the maturity date of the note. Prior to maturity the note may be converted for Common Stock at a conversion price of $1.50.

In August 2017, $40,000 in convertible promissory notes was amended. A one-year extension was executed to August 2018. In connection with the one-year extension of the maturity date of the outstanding notes, the holder of the notes was granted warrants to purchase 10,000 shares of Common Stock that was issued at a strike price of $0.80 and an expiration date of five years from date of issuance. The amendment of the note was considered a debt extinguishment and a loss on extinguishment of debt was booked in the amount of $5,044.

In August 2018, $40,000 in convertible promissory notes was amended. A one-year extension was executed to August 2019. In connection with the one-year extension of the maturity date of the outstanding notes, the holder of the notes was granted warrants to purchase 10,000 shares of Common Stock that was issued at a strike price of $0.50 and an expiration date of five years from date of issuance. The amendment of the note was considered a debt extinguishment and a loss on extinguishment of debt was booked in the amount of $7,444.

The Company evaluated the embedded conversion feature within the above convertible notes under ASC 815-15 and ASC 815-40 and determined that the embedded conversion feature does not meet the definition of a derivative liability. Then the Company evaluated the conversion feature for a beneficial conversion feature at inception. The Company accounted for the intrinsic value of a Beneficial Conversion Feature inherent to the convertible note payable and $0 was recorded as of the grant date.

In September and October 2016, convertible promissory notes were issued in the aggregate amount of $211,725 to a related party, Mr. Nitil Patel, the brother of Mr. Prashant Patel. The term of the notes was one year. Simple interest of 10% is payable at the maturity date of the notes. Prior to maturity the notes may be converted for Common Stock at a conversion price of $0.62. In connection with the notes, the holders of the notes were granted warrants to purchase 52,861 shares of Common Stock. These warrants were issued at a strike price of $0.62 and an expiration date of five years from date of issuance.

The Company evaluated the embedded conversion feature within the above convertible notes under ASC 815-15 and ASC 815-40 and determined that the embedded conversion feature does not meet the definition of a derivative liability. Then the Company evaluated the conversion feature for a beneficial conversion feature at inception. The Company accounted for the intrinsic value of a Beneficial Conversion Feature inherent to the convertible note payable and the beneficial feature was not beneficial and a total debt discount of $65,390 due to the warrants was recorded as of the grant date.

In April 2017, a $61,725 related party note was renewed for a one-year extension at the same interest rate of 10%, due April 2018. In April 2018, $61,725 was paid in cash for full payment.

In September 2017, a $150,000 related party note was renewed for a six-month extension at the same interest rate of 10%, due in February 2018. In February 2018, $100,000 of the related party note was extended to July 2018 and then renewed for a year extension at the same interest rate of 10%, due July 2019. The remaining $50,000 was paid in cash in February 2018.

During 2017, the remaining debt discount of $48,341 was fully amortized. As of December 31, 2017, the short-term related party convertible notes had a principal balance of $251,725, net of an unamortized debt discount of $0.

As of December 31, 2018, the short-term related party convertible notes had a principal balance of $140,000, net of an unamortized debt discount of $0.

Related Party Promissory Note

In November 2016, Mr. Prashant Patel loaned the Company $10,000. The term of the loan is 90 days and is at zero percent interest. The balance at December 31, 2016 was $10,000.

In February 2017, $7,280 of accounts payable to Mr. Patel was added to the loan. The term of the loan was extended for 90 days and is at a zero interest rate. An additional $25,272 of accounts payable was added to the loan in the second quarter and the balance of $42,552 was converted to long-term debt in July 2017 and will mature in July 2020. (See Note 4).